Accrued interest receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued interest receivable, net
Accrued interest receivable		¥ 13,083	¥ 8,687
Allowance for doubtful accounts		(2,031)	(1,050)	¥ (377)
Accrued interest receivable, net	$ 1,607	¥ 11,052	¥ 7,637